Related Party Transactions - Summary of Transactions Prior Liquidation (Detail) ₩ in Millions	Dec. 31, 2019 KRW (₩)
Statement [Line Items]
Payables	₩ 57,907
Acquisition of right of use assets [member] | K-Realty CR-REITs No.1 [member]
Statement [Line Items]
Receivables	776
Finance costs [member] | K-Realty CR-REITs No.1 [member]
Statement [Line Items]
Payables	₩ 2,225